FINANCING RECEIVABLES, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term:
Short-term financing receivables	¥ 834,010		¥ 4,045,546
Allowance for credit losses	(131,558)		(113,905)
Total short-term financing receivables, net	702,452	$ 110,230	3,931,641
Long-term:
Long-term financing receivables	10,243		231,432
Allowance for credit losses	(204)		(13,414)
Total long-term financing receivables, net	10,039	$ 1,575	218,018
Consolidated Trusts
Short-term:
Short-term financing receivables	526,411		3,817,057
Long-term:
Long-term financing receivables	10,243		1,541
Micro-loan platforms
Short-term:
Short-term financing receivables	307,599		228,489
Long-term:
Long-term financing receivables	¥ 0		¥ 229,891